Finance Cost and Income - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of finance income expense [line items]
Net finance costs	$ 4,202	$ 1,369
Share based payment of net (loss) gain	(1,724)	1,124
Difference on share based payment gain loss	2,848
Interest expense on lease liabilities	54	55
Adjustments on derivative instruments entered into to hedge the shares issued	(1,438)	1,098
Total Finance Costs including exceptional items	5,835	2,754	[1]
Foreign exchange translation losses on intragroup loans		(46)
Gain loss on remeasurement of deferred considerations	50
Mark to market gain		1,098
Gain on early termination		149
SAB [member]
Disclosure of finance income expense [line items]
Total Finance Costs including exceptional items	$ 1,438	$ 1,098
Bottom of range [member]
Disclosure of finance income expense [line items]
Borrowing costs capitalised	3.00%
Top of range [member]
Disclosure of finance income expense [line items]
Borrowing costs capitalised	4.00%

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.